Statement of cash flows, indirect method (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Of Which Hyperinflation Effect From Operating Activities	€ 2,593	€ 1,884	€ 2,692
Of Which Hyperinflation Effect From Investing Activities	753	772	759
Of Which Hyperinflation Effect From Financing Activities	€ 0	€ 0	€ 0